COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Minimum future rental payments, as of December 31, 2014 are as follows:
2015	$3,947
2016	2,218
2017	1,543
2018-2021	1,312
$9,020